i Shares Yield Optimized Bond ETF [Member] Expense Example - iShares Yield Optimized Bond ETF - iShares Yield Optimized Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 13
Expense Example, with Redemption, 3 Years	42
Expense Example, with Redemption, 5 Years	73
Expense Example, with Redemption, 10 Years	$ 365